Form 13F
			Form 13F Cover Page

Report for the Quarter Ended June 30, 2008:

Check Here if Amendment [ ] Amendment Number:
This Amendment (Check only one.) [ ] is a restatement.
				 [ ] adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:		American Fund Advisors, Inc.
		175 GReat Neck Road
		Suite 204
		Great Neck, NY  11021

13F File Number		801-14138

The Institutional Investment Manager filing this report and the person by whom it is signed represent, that the person signing this report is authorized to submit it, that all information contained herein is true, correct, and complete and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.


Person signing this Report, on behalf of Reporting Manager:

Name:		Phyllis A. palumbo
Title:		Vice PResident
Phone:		516-487-0200
Signature, Place and Date of Signing:

	Phyllis A. Palumbo, Great Neck, NY, July 17, 2008


Report TYpe	(check only one.):

[X]		13F HOLDINGS REPORT.

[ ]		13F NOTICE.

[ ]		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

			FORM 13F SUMMARY PAGE

Report Summary:

Number of other included Managers:		0

Form 13F Information Table Entry Total:	       19

Form 13F Information Table Value Total:	    5,858


List of Other Included Managers:





[PAGE]


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALTRIA GROUP INC.              COM              02209s103      231    11225 SH       Sole                    11225
AT&T INC.                      COM              001957509      377    11200 SH       Sole                    11200
BECTON DICKINSON CO.           COM              075877101      203     2500 SH       Sole                     2500
CISCO SYSTEMS, INC.            COM              17275R102      323    13900 SH       Sole                    13900
EXXON MOBIL CORPORATION        COM              302290101      449     5100 SH       Sole                     5100
GENERAL ELECTRIC CO.           COM              369604103      606    22700 SH       Sole                    22700
HALLIBURTON CO.                COM              406216101      594    11200 SH       Sole                    11200
JOHNSON & JOHNSON              COM              478160104      534     8300 SH       Sole                     8300
KRAFT FOODS INC.               COM              50075h101      221     7766 SH       Sole                     7766
LEGAL ACCESS TECHNOLOGIES INC. COM              52464h201        2   200000 SH       Sole                   200000
MICROSOFT CORP.                COM              594918104      213     7750 SH       Sole                     7750
PHILIP MORRIS INTL INC.        COM              718172109      554    11225 SH       Sole                    11225
PNC BANK CORP.                 COM              693475105      234     4100 SH       Sole                     4100
PRIMUS TELECOMMUNICATIONS GROU COM              741929103        4    10452 SH       Sole                    10452
STANLEY WORKS                  COM              854616109      204     4550 SH       Sole                     4550
UNITED TECHNOLOGIES CORP.      COM              913017109      469     7600 SH       Sole                     7600
VECTOR GROUP LTD.              COM              92240M108      330    20475 SH       Sole                    20475
WASHINGTON MUTUAL INC.         COM              939322103       58    11820 SH       Sole                    11820
ING PRIME RATE TRUST SER F-7 4 PFD              44977w601      250       10 SH       Sole                       10